Expense Example	Feb. 04, 2026 USD ($)
Virtus U.S. Small Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	83
Virtus International Small Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Virtus Emerging Markets Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	115
Virtus U.S. Dividend ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	83
Virtus International Dividend ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Virtus Emerging Markets Dividend ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 161